Operations (Details Narrative) - Number		9 Months Ended	12 Months Ended
	Mar. 01, 2021	Sep. 30, 2021	Dec. 31, 2020
OperationsLineItems [Line Items]
Number of barrels		30,000
Nonadjusting Evens [Member] | Natural Gas Transport Service Agreement [Member] | Cenaga [Member]
OperationsLineItems [Line Items]
Agreement term	15 years
Odebrecht S A [Member]
OperationsLineItems [Line Items]
Proportion of ownership interest		50.11%
Proportion of voting rights			38.32%